Related Party Transactions	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Related Party Transactions [Text Block]

21. Related Party Transactions

A summary of compensation and other amounts paid to directors, officers and key management personnel is as follows:

	For the Years Ended
	March 31, 2026	March 31, 2025	March 31, 2024
Salaries and Benefits (1)	$562,105	$551,410	$562,160
Consulting fees (2)	$505,000	566,042	541,623
Non-cash Options Vested (3)	$208,620	632,493	874,321
Total	$1,275,725	$1,749,945	$1,978,104

1) Salaries and benefits incurred with directors and officers are included in Salaries and Administration on the Consolidated Statements of Operations and Comprehensive Loss.

2) Consulting fees included in Salaries and administration on the Consolidated Statements of Operations and Comprehensive Loss are paid to the Chairman and CEO for management consulting services, and includes Director's Fees paid to GreenPower's four independent directors.

3) Amounts recognized for related party stock-based compensation are included in Share-based payments on the Consolidated Statements of Operations.

Accounts payable and accrued liabilities at March 31, 2026 includes $36,695 (March 31, 2025 - $454,894) owed to officers, directors, and companies controlled by officers and directors, and shareholders, which is non-interest bearing, unsecured and has no fixed terms of repayment.

During the year ended March 31, 2026 the Company received the following loans from related parties. Principal and interest on these loans were converted into convertible debentures during the year (Note 14).

• On May 13, 2025, the Company announced a term loan offering of up to $2,000,000 from several related party lenders. During the year ended March 31, 2026, the Company entered into five tranches under the term loan offering for gross proceeds of $1.75 million.

• On January 6, 2026 the Company received two term loans of $2.5 million each, for $5 million in total, from two family offices that are Related Parties.

As at March 31, 2026 the loans from related parties recorded in long term liabilities totaled $519,436 and was comprised of principal and accrued interest on loans from Koko Financial Services and 0851433 BC Ltd.

During the year ended March 31, 2026, the Company granted 5,477,667 warrants to companies that are beneficially owned by directors and an officer of the Company as a bonus for providing loans to the Company and for providing personal guarantees on the Company's line of credit and term loan facility (Notes 11, 12, 14, 15):

• On May 14, 2025 the Company granted 54,348 warrants convertible into common shares at $4.60 per share to FWP Acquisition, a company beneficially owned by the CEO and director of the Company;

• Between May 14, 2025 and January 12, 2026, the Company granted 5,423,319 warrants convertible into common shares at prices ranging from $0.78 per share to $4.60 per share to Countryman, a company beneficially owned by a director of the Company.

During the year ended March 31, 2026 a total of 1,073,792 common shares were issued to companies controlled by the CEO and director of the Company in exchange for providing loans to the Company totaling $4.25 million and for providing a personal guarantee to support the Company's operating line of credit and term loan with CIBC (Note 11, 13, 16)

On January 22, 2026, the Company converted $7 million of principal and accrued interest from loans from related parties into convertible debentures (Note 14). $3,459,000 of principal of the convertible debentures are with Countryman Investments Ltd. ("Countryman"), a company beneficially owned by a director, $3,432,945 are with FWP Acquisition Corp. ("FWP Acquisition"), and $108,045 are with Koko Financial Services Inc. ("Koko), both of which companies are beneficially owned by the Chairman and CEO of the Company.

During the year ended March 31, 2026 the Company issued 4,200 Series B convertible preferred shares to 0851433 B.C. Ltd., FWP Holdings LLC, and FWP Acquisition, all of which are companies beneficially owned by the CEO and director of the Company pursuant to the conversion of $3,990,000 in principal and accrued interest on related party loans issued by these same companies (Note 16).

During the year ended March 31, 2025, the Company received loans totaling CAD $475,000 from FWP Holdings LLC ("FWP Holdings"), USD$250,000 from Koko Financial Services Inc. ("Koko"), and CAD$675,000 from 0851433 BC Ltd. FWP Holdings, Koko, and 08551433 BC Ltd. are all beneficially owned by the CEO and Chairman of the Company. The loans bear interest at 12.0% per annum plus such additional bonus interest, if any, as may be agreed to and approved by GreenPower's Board of Directors at a later date. Loans from FWP Holdings with a principal balance of CAD $3,670,000 matured on March 31, 2023 however the principal balance remained outstanding as at March 31, 2025. The Company agreed to grant FWP Holdings a general security assignment on the assets of GreenPower Motor Company Inc., which will be subordinated to any security assignment of senior lenders.

During the quarter ended March 31, 2025 the Company received advances of $150,000 from Koko and CAD$50,000 from FWP Acquisition Corp. that were unsecured and non-interest bearing and were repaid during the year ended March 31, 2026. In addition, the Company received a further advance of $100,000 from Brendan Riley, President of the Company, during the year ended March 31, 2025 that is unsecured and non-interest bearing, and remains outstanding as at March 31, 2026 and is included in loans payable to related parties.

A non-cash gain of $306,288 was included in Other Income during the year ended March 31, 2024 related to the revaluation of related party loans during the year.